Commitments and Contingencies - Schedule of Quantitative Information about Operating Leases (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 966	$ 861	$ 1,179	$ 1,081
Right-of-use assets exchanged for operating lease liabilities	$ 0	$ 624	$ 624	$ 88
Weighted-average remaining lease term-operating leases (in years)	3 years 3 months 18 days	3 years 6 months	3 years 9 months 18 days	5 years 6 months
Weighted-average discount rate-operating leases	9.50%	10.10%	10.10%	11.00%